Expenses by Nature - Schedule of Expenses by Nature (Details)		12 Months Ended
		Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Cost of revenue
Total Cost of revenue		RM 51,245,877	$ 12,634,585	RM 26,045,710	RM 10,207,774
Selling and promotion expenses
Total Selling and promotion expenses		1,909,465	470,775	208,618	434,345
General and administrative expenses
Total General and administrative expenses		6,817,174	1,680,763	6,099,464	1,475,338
Total of cost of revenue, selling and promotion, and general and administrative expenses		59,972,516	14,786,123	32,353,792	12,117,457
Construction cost [Member]
Cost of revenue
Total Cost of revenue		12,498,750	3,081,546	2,170,000	6,041,901
Depreciation and amortization [Member]
Cost of revenue
Total Cost of revenue	[1]	458,730	113,099	229,365	24,888
General and administrative expenses
Total General and administrative expenses	[1]	658,729	162,409	583,049	274,545
Consulting fees [Member]
Cost of revenue
Total Cost of revenue	[2]			6,667,000	2,330,000
Vegetable costs [Member]
Cost of revenue
Total Cost of revenue		37,984,989	9,365,135	16,838,559	934,681
Planting related costs [Member]
Cost of revenue
Total Cost of revenue		226,003	55,721	59,280	499,744
Wages and benefits [Member]
Cost of revenue
Total Cost of revenue	[3]	77,405	19,084	81,506	376,560
General and administrative expenses
Total General and administrative expenses	[3]	1,807,759	445,700	1,128,559	315,762
Sponsorship expenses [Member]
Selling and promotion expenses
Total Selling and promotion expenses				22,575	53,121
Marketing fees [Member]
Selling and promotion expenses
Total Selling and promotion expenses		1,909,465	470,775	186,043	381,224
Director fee [Member]
General and administrative expenses
Total General and administrative expenses	[3],[4]	1,532,353	377,799	1,000,000	120,000
Professional fees [Member]
General and administrative expenses
Total General and administrative expenses		1,958,948	482,975	2,955,710	503,556
Commission paid [Member]
General and administrative expenses
Total General and administrative expenses		273,049	67,320	145,674	161,129
Office expenses [Member]
General and administrative expenses
Total General and administrative expenses		544,082	134,142	274,610	98,567
Penalties [Member]
General and administrative expenses
Total General and administrative expenses		25,701	6,337
Others [Member]
General and administrative expenses
Total General and administrative expenses		RM 16,553	$ 4,081	RM 11,862	RM 1,779

[1]	Depreciation and amortization
[2]	The consulting fees mainly comprise design fees of CEA vertical farms, and consultation service fees on operating and managing the CEA vertical farms.
[3]	Staff costs
[4]	During the years ended December 31, 2023, the director of the Company, which is also a shareholder of the Company, was entitled to an annual salary of MYR 120,000 of which the director waived to receive and was accordingly treated as a contribution by a shareholder.